December 31, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Delaware Wilshire Private Markets Fund: Registration Statement on Form N-2 (File Nos. 333-249834 and 811-23561)

Ladies and Gentlemen:

On behalf of our client, Delaware Wilshire Private Markets Fund (the “Trust”), we are filing Pre-Effective Amendment No. 1 to the Trust’s registration statement under the Securities Act of 1933, as amended, and Amendment No. 4 to the Trust’s registration statement under the Investment Company Act of 1940, as amended, on Form N-2.

Please contact me at (215) 963-5862 if you have any questions or comments.

Sincerely,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001